Insurance Receivables (Details) - Schedule of expected credit losses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of expected credit losses [Abstract]
Opening balance	$ 6,394	$ 6,094
Provision for the year	2,861	629
Write-offs	(20)	(329)
Ending balance	$ 9,235	$ 6,394